As filed with the Securities and Exchange Commission on May 17, 2013

Securities Act File No. 33-66262

Investment Company Act File No. 811-07896

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 30	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 31	☒

GAMCO GLOBAL SERIES FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

One Corporate Center, Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-800-422-3554

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and Address of Agent for Service)

Copies to:

Sonia K. Kothari, Esq. GAMCO Global Series Funds, Inc. One Corporate Center Rye, New York 10580-1422	Richard T. Prins, Esq. Skadden, Arps, Slate, Meagher & Flom Four Times Square, 30th Floor New York, New York 10036

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b); or
☐	on (date) pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on (date) pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, GAMCO GLOBAL SERIES FUNDS, INC., has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye and State of New York, on the 17th day of May, 2013.

GAMCO GLOBAL SERIES FUNDS, INC.

By:	/s/ Bruce N. Alpert
Bruce N. Alpert President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 30 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Mario J. Gabelli* Mario J. Gabelli	Chairman of the Board	May 17, 2013

/s/ Bruce N. Alpert Bruce N. Alpert	President and Secretary (Principal Executive Officer)	May 17, 2013

/s/ Agnes Mullady Agnes Mullady	Treasurer (Principal Financial and Accounting Officer)	May 17, 2013

John D. Gabelli* John D. Gabelli	Director	May 17, 2013

E. Val Cerutti* E. Val Cerutti	Director	May 17, 2013

Anthony J. Colavita* Anthony J. Colavita	Director	May 17, 2013

Arthur V. Ferrara* Arthur V. Ferarra	Director	May 17, 2013

Werner Roeder, MD* Werner Roeder, MD	Director	May 17, 2013

Anthonie C. van Ekris* Anthonie C. van Ekris	Director	May 17, 2013

Salvatore J. Zizza* Salvatore J. Zizza	Director	May 17, 2013

*By:	/s/ Bruce N. Alpert
Bruce N. Alpert Attorney-in-Fact

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase